Subsequent events	12 Months Ended
Jun. 30, 2018
Disclosure of non-adjusting events after reporting period [abstract]
Disclosure of events after reporting period [text block]
22	Subsequent events

(a)	Establishment of new subsidiary and affiliated entity

On August 2, 2018, Zhuji Hailiang After-school Service Co., Ltd. (“Hailiang After-school Service”) was incorporated as Ningbo Haoliang’s wholly owned subsidiary. Hailiang After-school Service’s mainly engaged in the provision of after-school enrichment program. On August 2, 2018, Hailiang Management incorporated Zhejiang Mingxin International travel Co., Ltd (“Mingxin International Travel”) as its wholly owned entity. Mingxin International Travel is mainly engaged in the provision of overseas study trip for students in the Group’s affiliated and managed schools. In September 26, 2018, Zhuji Hailiang Logistics Service Co., Ltd. (“Zhuji Hailiang Logistics”) and Zhuji Hailiang Supply Chain Management Co., Ltd. (“Zhuji Hailiang Supply”) were incorporated as Ningbo Hailiang’s wholly controlled subsidiaries. Zhuji Hailiang Logistics is mainly engaged in providing logistic services for the Company’s affiliated schools. Zhuji Hailiang Supply is engaged in the provision of purchasing and transportation services for affiliated schools. In September 26, 2018, Hailiang Education International Studying Service Limited  (“Hailiang International Studying”) was established as Hailiang HK’s wholly owned subsidiary and planned to provide consulting services for oversea studies. On October 9, 2018, Pate's-Hailiang International College Company Limited (“PHIC company”) was incorporated in United Kingdom, as Hailiang International Studying’s wholly owned subsidiary. PHIC company is mainly engaged in the operation of international study programs.

(b)	Establishment and acquisition of for-profit schools

On August 28, 2018, Hailiang Management incorporated Zhuji Hailiang Foreign Language High School Co., Ltd. (“Zhuji Hailiang Foreign Language”) as the first for-profit school of the Group. As of the reporting date, nearly 1,500 students enrolled in Zhuji Hailiang Foreign Language, among which, about 1,200 students were transferred from the high school level of Hailiang Foreign Language School.

In order to expand the network coverage and/or businesses that are complementary to the Group’s core expertise in K-12 educational services, Hailiang Management entered into an Investment Cooperation Agreement to acquire 51% equity interest in Zhenjiang Jianghe High School of Art Co., Ltd. on September 28, 2018.
Zhenjiang Jianghe High School of Art Co., Ltd. is a for-profit high school specializing in the arts education.

(c)	Provision of education and management services to another seven schools

Between June 30, 2018 and the date of annual report, the Company started to provide education and management services to another two private schools namely Jinhua Hailiang Foreign Language School and Feicheng Hailiang Foreign Language School, and five public schools namely Xiaoshan District Wenyan Primary School, Xiaoshan District Wenyan No. 2 Primary School, Xiaoshan District Wenyan Middle School, Hangzhou Chunhui Primary School and Hangzhou Xixing Middle School in Zhejiang province.